Project debt (Tables)	12 Months Ended
Dec. 31, 2018
Project debt [Abstract]
Project debt
The variations for 2018 and 2017 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2017	5.228.917	246.291	5.475.208
Increases	105,466	288,541	393,007
Decreases	(98,450)	(522,317)	(620,767)
First time application of IFRS 9 (Note 2)	(39,599)	-	(39,599)
Debt refinancing IFRS 9 impact	(36,642)	-	(36,642)
Change in the scope of the consolidated financial statements (Note 5)	79,016	2,346	81,362
Currency translation differences	(150,019)	(12,436)	(162,455)
Reclassifications	(262,030)	262,030	-
Balance as of December 31, 2018	4,826,659	264,455	5,091,114
	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2016	4,629,184	701,283	5,330,467
Increases	52,027	304,707	356,734
Decreases	(42,560)	(509,131)	(551,691)
Currency translation differences	316,646	23,052	339,698
Reclassifications	273,620	(273,620)	-
Balance as of December 31, 2017	5,228,917	246,291	5,475,208

Repayment schedule for project debt
The repayment schedule for Project debt in accordance with the financing arrangements, at the end of 2018 is as follows and is consistent with the projected cash flows of the related projects.

2019		2020	2021	2022	2023	Subsequent years	Total
Interest Repayment	Nominal repayment
21,916	242,538	257,012	268,625	299,840	326,413	3,674,770	5,091,114

Movement in project debt
The following table details the movement in Project debt for the year 2018, split between cash and non-cash items:

	January 1, 2018	Cash Flow	Non-cash changes	December 31, 2018
Project debt	5,475,208	(579,598)	195,504	5,091,114

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the most significant foreign-currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2018	2017
Euro	2,049,892	2,286,771
Algerian Dinar	29,545	35,093
Rand	384,915	456,179
Total	2,464,352	2,778,043